UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number

811-03715

ELFUN INCOME FUND

(Exact name of registrant as specified in charter)

1600 SUMMER STREET, STAMFORD, CONNECTICUT 06905

(Address of principal executive offices) (Zip code)

GE ASSET MANAGEMENT, INC.

1600 SUMMER STREET, STAMFORD, CONNECTICUT 06905

(Name and address of agent for service)

Registrant’s telephone number, including area code: 800-242-0134

Date of fiscal year end: 12/31

Date of reporting period: 03/31/12

Item 1.	Schedule of Investments

Elfun Income Fund

Schedule of Investments (dollars in thousands)—March 31, 2012 (unaudited)

Bonds and Notes—90.8% †		Principal Amount	Fair Value
U.S. Treasuries—23.9%
U.S. Treasury Bonds
3.13%	11/15/41 - 02/15/42	$36,878	$35,358	(f)
U.S. Treasury Notes
0.32%	12/31/13	12,955	12,910	(c,f)
1.01%	01/31/17	10,969	10,901	(c,f)
1.02%	02/28/17	4,702	4,668	(c)
2.00%	02/15/22	23,518	23,066	(f)
3.13%	05/15/19	2	2
			86,905
Agency Mortgage Backed—30.4%
Federal Home Loan Mortgage Corp.
4.50%	06/01/33 - 02/01/35	75	80	(f)
5.00%	07/01/35 - 06/01/41	2,388	2,636	(f)
5.50%	05/01/20 - 04/01/39	1,298	1,438	(f)
6.00%	04/01/17 - 11/01/37	2,209	2,470	(f)
6.50%	07/01/29	2	3	(f)
7.00%	10/01/16 - 09/01/33	277	323	(f)
8.00%	11/01/30	11	14	(f)
5.50%	TBA	1,570	1,706	(b)
Federal National Mortgage Assoc.
4.00%	05/01/19 - 12/01/41	16,500	17,323	(f)
4.50%	05/01/18 - 07/01/41	11,143	11,960	(f)
5.00%	07/01/20 - 06/01/41	4,778	5,269	(f)
5.14%	03/01/37	5	5	(g)
5.47%	04/01/37	3	3	(g)
5.50%	03/01/14 - 01/01/39	6,841	7,496	(f)
6.00%	02/01/14 - 08/01/35	3,784	4,229	(f)
6.50%	02/01/14 - 08/01/36	611	692	(f)
7.00%	08/01/13 - 02/01/34	69	78	(f)
7.50%	08/01/13 - 03/01/34	274	318	(f)
8.00%	12/01/12 - 11/01/33	121	141	(f)
8.50%	04/01/30 - 05/01/31	19	23	(f)
9.00%	12/01/17 - 12/01/22	31	35	(f)
3.50%	TBA	7,905	8,117	(b)
4.00%	TBA	915	959	(b)
4.50%	TBA	20,230	21,516	(b)
5.00%	TBA	2,664	2,880	(b)
5.50%	TBA	1,095	1,193	(b)
6.00%	TBA	7,726	8,426	(b)
6.50%	TBA	878	983	(b)
Government National Mortgage Assoc.
4.50%	08/15/33 - 03/20/41	4,455	4,861	(f)
5.00%	08/15/33	183	203	(f)
6.00%	04/15/27 - 09/15/36	739	846	(f)
6.50%	04/15/19 - 09/15/36	526	608	(f)
7.00%	11/15/27 - 10/15/36	231	269	(f)
7.50%	03/15/23 - 10/15/33	79	89	(f)
8.00%	09/15/27 - 06/15/30	37	40	(f)

8.50%	10/15/17	29	33	(f)
9.00%	11/15/16 - 12/15/21	67	75	(f)
4.00%	TBA	2,790	2,994	(b)
5.50%	TBA	435	486	(b)
			110,820

Agency Collateralized Mortgage Obligations—0.8%
Collateralized Mortgage Obligation Trust
2.27%	11/01/18	8	8	(c,d)
Federal Home Loan Mortgage Corp.
0.08%	09/25/43	2,146	17	(e,f,g)
Federal Home Loan Mortgage Corp. REMIC
3.50%	11/15/24 - 11/15/30	2,829	320	(e,k)
5.00%	02/15/38	182	18	(e,k)
5.50%**	04/15/17	6	—	(e,f,k)
6.36%	08/15/25	1,255	198	(e,g)
Federal Home Loan Mortgage Corp. REMIC (Class YQ)
5.00%**	05/15/17	17	—	(e,f,k)
Federal Home Loan Mortgage Corp. REMIC (Series 2631) (Class DI)
5.50%	06/15/33	250	41	(e,f,k)
Federal Home Loan Mortgage Corp. REMIC (Series 2643) (Class IM)
4.50%	03/15/18	196	11	(e,f,k)
Federal Home Loan Mortgage Corp. REMIC (Series 2645) (Class BI)
4.50%	02/15/18	35	1	(e,f,k)
Federal Home Loan Mortgage Corp. REMIC (Series 2763) (Class JI)
5.00%	10/15/18	145	10	(e,f,k)
Federal Home Loan Mortgage Corp. REMIC (Series 2781) (Class CI)
5.00%	11/15/17	33	1	(e,f,k)
Federal Home Loan Mortgage Corp. REMIC (Series 2781) (Class IC)
5.00%	05/15/18	68	3	(e,f,k)
Federal Home Loan Mortgage Corp. REMIC (Series 2795) (Class IC)
5.00%**	07/15/17	9	—	(e,f,k)
Federal Home Loan Mortgage Corp. REMIC (Series 33) (Class 33)
8.00%	04/15/20	6	6	(f)
Federal Home Loan Mortgage Corp. STRIPS
8.00%	02/01/23 - 07/01/24	12	2	(e,f,k)
Federal Home Loan Mortgage Corp. STRIPS (Series 227) (Class IO)
5.00%	12/01/34	135	20	(e,f,k)
Federal Home Loan Mortgage STRIPS
4.04%	08/01/27	3	2	(c,d,f)
Federal National Mortgage Assoc. REMIC
1.20%	12/25/42	518	17	(e,f,g)
5.00%	02/25/40 - 09/25/40	1,874	280	(e,k)
5.76%	07/25/38 - 01/25/41	1,750	308	(e,g)
Federal National Mortgage Assoc. REMIC (Class B)
3.76%	12/25/22	8	7	(c,d,f)
Federal National Mortgage Assoc. REMIC (Series 2003)
5.00%	08/25/17	42	1	(e,f,k)
Federal National Mortgage Assoc. REMIC (Series 2003) (Class HI)
5.00%	10/25/22	66	3	(e,f,k)
Federal National Mortgage Assoc. REMIC (Series 2003) (Class IJ)
5.00%	02/25/32	330	21	(e,f,k)
Federal National Mortgage Assoc. REMIC (Series 2003) (Class KI)
4.50%**	05/25/18	13	—	(e,f,k)
Federal National Mortgage Assoc. STRIPS
2.18%	12/01/34	326	306	(c,d,f)
5.00%	05/25/38	231	36	(e,k)
6.00%	01/01/35	255	51	(e,f,k)

Federal National Mortgage Assoc. STRIPS (Class 2)
4.50%	08/01/35	351	44	(e,f,k)
5.00%	03/25/38	250	38	(e,k)
5.50%	12/01/33	86	13	(e,k)
7.50%	11/01/23	36	8	(e,f,k)
8.00%	08/01/23 - 07/01/24	23	5	(e,f,k)
8.50%	03/01/17 - 07/25/22	21	3	(e,f,k)
9.00%	05/25/22	8	2	(e,f,k)
Federal National Mortgage Assoc. STRIPS (Series 378) (Class 1)
4.50%	01/01/36	414	55	(e,f,k)
Government National Mortgage Assoc.
4.50%	04/16/34 - 08/16/39	2,925	407	(e,k)
5.00%	12/20/35 - 09/20/38	2,759	347	(e,k)
5.86%	10/16/41	973	214	(e,g)
			2,824
Asset Backed—0.6%
Capital One Multi-Asset Execution Trust
1.34%	01/15/19	500	484	(c,f,g)
Chase Funding Mortgage Loan Asset-Backed Certificates
3.99%	11/25/33	526	469	(f)
5.75%	11/25/34	36	15	(g)
Citicorp Residential Mortgage Securities Inc.
6.04%	09/25/36	360	265	(f)
Mid-State Trust
7.54%	07/01/35	45	45
Popular ABS Mortgage Pass-Through Trust
5.30%	11/25/35	350	217
Residential Asset Securities Corp.
12.84%	06/25/33	44	25	(c,g)
16.70%	07/25/32	22	12	(c,g)
Saxon Asset Securities Trust
5.23%	08/25/35	803	766	(f,g)
			2,298
Corporate Notes—29.5%
Adaro Indonesia PT
7.63%	10/22/19	100	108	(a)
AES Gener S.A.
5.25%	08/15/21	106	112	(a)
AES Panama S.A.
6.35%	12/21/16	219	237	(a)
Aflac Inc.
2.65%	02/15/17	99	100
4.00%	02/15/22	100	101
Agilent Technologies Inc.
5.50%	09/14/15	411	462	(f)
Air Jamaica Ltd.
9.38%	07/08/15	5	5
Alcoa Inc.
5.40%	04/15/21	222	229
5.55%	02/01/17	202	222
Allergan Inc.
3.38%	09/15/20	317	329
Alpha Natural Resources Inc.
6.00%	06/01/19	249	225	(f)
ALROSA Finance S.A.
7.75%	11/03/20	200	214	(a)

America Movil SAB de C.V.
2.38%	09/08/16	1,348	1,365
6.13%	03/30/40	297	345
American Axle & Manufacturing Inc.
7.88%	03/01/17	367	379
American International Group Inc.
5.85%	01/16/18	403	438
Amgen Inc.
2.30%	06/15/16	281	287	(f)
2.50%	11/15/16	202	208
5.65%	06/15/42	340	364	(f)
Amphenol Corp.
4.00%	02/01/22	798	803
Amsted Industries Inc.
8.13%	03/15/18	239	256	(a,f)
Anadarko Petroleum Corp.
5.95%	09/15/16	539	621	(f)
6.20%	03/15/40	613	695	(f)
6.38%	09/15/17	227	270
6.95%	06/15/19	486	593	(f)
Anheuser-Busch InBev Worldwide Inc.
3.63%	04/15/15	606	650	(f)
5.38%	11/15/14	498	553	(f)
Aon Corp.
3.13%	05/27/16	484	502	(f)
ArcelorMittal
6.75%	03/01/41	100	94
Arch Coal Inc.
7.00%	06/15/19	379	350	(a,f)
Archer-Daniels-Midland Co.
5.77%	03/01/41	640	771	(f)
Aristotle Holding Inc.
2.65%	02/15/17	517	523	(a)
3.90%	02/15/22	199	201	(a)
4.75%	11/15/21	199	213	(a)
6.13%	11/15/41	306	341	(a)
Arizona Public Service Co.
6.25%	08/01/16	358	420	(f)
AT&T Inc.
1.09%	02/13/15	796	791	(c)
1.60%	02/15/17	995	989
2.95%	05/15/16	319	337	(f)
5.55%	08/15/41	277	307
5.60%	05/15/18	70	83
6.40%	05/15/38	1,023	1,215	(f)
6.70%	11/15/13	460	503
Australia & New Zealand Banking Group Ltd.
2.40%	11/23/16	580	585	(a)
Baker Hughes Inc.
3.20%	08/15/21	404	407	(a)
Banco del Estado de Chile
4.13%	10/07/20	100	104	(a)
Banco do Brasil S.A.
5.88%	01/26/22	202	208	(a)
Banco do Nordeste do Brasil S.A.
3.63%	11/09/15	100	101	(a)
Banco Mercantil del Norte S.A.
6.86%	10/13/21	100	103	(a,g)

BanColombia S.A.
5.95%	06/03/21	62	66
6.13%	07/26/20	70	74
Bank of America Corp.
3.75%	07/12/16	200	201
3.88%	03/22/17	396	398
5.63%	10/14/16	200	213
5.70%	01/24/22	399	422
5.75%	12/01/17	395	424
5.88%	02/07/42	497	494
6.50%	08/01/16	660	726
Baxter International Inc.
1.85%	01/15/17	482	488
BBVA Bancomer S.A.
6.50%	03/10/21	100	104	(a)
Becton Dickinson and Co.
3.13%	11/08/21	605	614
Berkshire Hathaway Inc.
1.90%	01/31/17	799	808
BG Energy Capital PLC
2.88%	10/15/16	206	213	(a)
4.00%	10/15/21	201	210	(a)
BHP Billiton Finance USA Ltd.
1.63%	02/24/17	597	594
Bombardier Inc.
7.75%	03/15/20	299	333	(a)
BP Capital Markets PLC
2.25%	11/01/16	604	620
Broadcom Corp.
2.70%	11/01/18	403	410
Calpine Corp.
7.25%	10/15/17	478	507	(a,f)
Cargill Inc.
5.20%	01/22/13	131	136	(a,f)
6.00%	11/27/17	247	294	(a,f)
Case New Holland Inc.
7.88%	12/01/17	214	249
Caterpillar Inc.
3.90%	05/27/21	404	443	(f)
CCO Holdings LLC
8.13%	04/30/20	373	414
Centrais Eletricas Brasileiras S.A.
5.75%	10/27/21	200	219	(a)
Central American Bank for Economic Integration
5.38%	09/24/14	380	407	(a,f)
CenturyLink Inc.
5.80%	03/15/22	437	427
7.65%	03/15/42	477	448
Chesapeake Energy Corp.
6.13%	02/15/21	334	331
Chesapeake Midstream Partners LP
5.88%	04/15/21	20	20	(a)
Cigna Corp.
2.75%	11/15/16	935	947
4.00%	02/15/22	208	212
5.38%	02/15/42	401	411
CIncinnati Bell Inc.
8.25%	10/15/17	398	406

Citigroup Inc.
4.45%	01/10/17	792	830
5.00%	09/15/14	1,813	1,878	(f)
5.88%	01/30/42	439	455
6.13%	08/25/36	200	192
CityCenter Holdings LLC
7.63%	01/15/16	215	227
CNA Financial Corp.
5.88%	08/15/20	393	421
CNPC HK Overseas Capital Ltd.
4.50%	04/28/21	200	213	(a)
Comision Federal de Electricidad
4.88%	05/26/21	200	212	(a)
Consolidated Edison Company of New York Inc.
6.65%	04/01/19	608	761	(f)
Consolidated Edison Company of New York Inc. (Series 2008)
5.85%	04/01/18	180	218
Corning Inc.
4.75%	03/15/42	462	447
Corp Lindley S.A.
6.75%	11/23/21	36	38	(a)
Corp Nacional del Cobre de Chile
3.75%	11/04/20	397	407	(a)
5.63%	09/21/35	76	86	(a)
Credit Suisse AG
2.60%	05/27/16	405	413	(a)
Crown Castle Towers LLC
4.88%	08/15/40	379	390	(a,f)
6.11%	01/15/40	189	210	(a)
CSX Corp.
4.25%	06/01/21	389	417
CVS Caremark Corp.
3.25%	05/18/15	207	219
5.75%	06/01/17	355	419
Danaher Corp.
2.30%	06/23/16	402	416
3.90%	06/23/21	80	87
DaVita Inc.
6.38%	11/01/18	358	375	(f)
Denbury Resources Inc.
6.38%	08/15/21	304	321
8.25%	02/15/20	231	258
DENTSPLY International Inc.
2.75%	08/15/16	617	620	(f)
4.13%	08/15/21	404	412
Deutsche Telekom International Finance BV
2.25%	03/06/17	383	379	(a)
4.88%	03/06/42	167	158	(a)
Digicel Ltd.
8.25%	09/01/17	100	106	(a)
DIRECTV Holdings LLC
2.40%	03/15/17	401	397	(a)
3.55%	03/15/15	401	423
3.80%	03/15/22	200	197	(a)
4.60%	02/15/21	398	419
4.75%	10/01/14	392	426
5.15%	03/15/42	401	391	(a)
Dolphin Energy Ltd.

5.89%	06/15/19	169	182	(a)
Dominion Resources Inc.
1.95%	08/15/16	283	287
4.90%	08/01/41	161	169
DPL Inc.
7.25%	10/15/21	58	64	(a)
Dubai Electricity & Water Authority
7.38%	10/21/20	200	215	(a)
Duke Realty LP (REIT)
6.50%	01/15/18	403	462
Ecolab Inc.
3.00%	12/08/16	564	586
Ecopetrol S.A.
7.63%	07/23/19	71	88
Empresa de Energia de Bogota S.A.
6.13%	11/10/21	71	75	(a)
Empresa Nacional del Petroleo
4.75%	12/06/21	100	104	(a)
Energy Transfer Equity LP
7.50%	10/15/20	269	299
Energy Transfer Partners LP
6.70%	07/01/18	282	323
European Investment Bank
0.81%	12/15/14	600	601	(c)
4.88%	01/17/17	1,050	1,209	(f)
Exelon Corp.
4.90%	06/15/15	505	551
Export Credit Bank of Turkey
5.38%	11/04/16	225	227	(a)
Express Scripts Inc.
3.13%	05/15/16	596	621
First Citizens St Lucia Ltd.
4.90%	02/09/16	150	154	(a)
Florida Power & Light Co.
4.13%	02/01/42	362	355
Ford Motor Credit Company LLC
5.00%	05/15/18	335	347	(f)
5.88%	08/02/21	200	216
Forest Oil Corp.
7.25%	06/15/19	358	350
Fresenius Medical Care US Finance Inc.
5.75%	02/15/21	173	179	(a)
Frontier Communications Corp.
7.13%	03/15/19	354	355
Gilead Sciences Inc.
5.65%	12/01/41	202	216	(f)
Globo Comunicacao e Participacoes S.A.
6.25%	12/31/49	100	106	(a,f,h)
Goldman Sachs Capital I
6.35%	02/15/34	306	286
Great Plains Energy Inc.
4.85%	06/01/21	403	427	(f)
Grupo Bimbo SAB de C.V.
4.50%	01/25/22	100	102	(a)
Halliburton Co.
3.25%	11/15/21	202	207	(f)
4.50%	11/15/41	202	205	(f)
Hanesbrands Inc.

6.38%	12/15/20	196	201	(f)
HCA Inc.
6.50%	02/15/20	309	324	(f)
HCP Inc. (REIT)
3.75%	02/01/19	280	278
Heineken N.V.
3.40%	04/01/22	791	785	(a)
Hewlett-Packard Co.
2.60%	09/15/17	991	990
Host Hotels & Resorts LP (REIT)
6.00%	11/01/20	464	492	(f)
HSBC Finance Corp.
6.68%	01/15/21	413	441
HSBC Holdings PLC
4.00%	03/30/22	792	785
Hughes Satellite Systems Corp.
6.50%	06/15/19	356	372
Indo Energy Finance BV
7.00%	05/07/18	100	102	(a)
ING Bank N.V.
3.75%	03/07/17	395	391	(a)
Ingles Markets Inc.
8.88%	05/15/17	400	433	(f)
Instituto Costarricense de Electricidad
6.95%	11/10/21	200	210	(a,f)
Inter-American Development Bank
1.38%	10/18/16	604	614	(f)
IPIC GMTN Ltd.
3.75%	03/01/17	295	300	(a)
John Deere Capital Corp.
3.15%	10/15/21	201	205
JPMorgan Chase & Co.
4.35%	08/15/21	524	535
Kazakhstan Temir Zholy Finance BV
6.38%	10/06/20	200	222	(a)
KazMunayGas National Co.
9.13%	07/02/18	100	125	(a)
11.75%	01/23/15	100	122	(a,f)
Koninklijke Philips Electronics N.V.
3.75%	03/15/22	601	605
5.00%	03/15/42	541	540
Korea Development Bank
3.25%	03/09/16	380	385
4.00%	09/09/16	220	229
Korea Hydro & Nuclear Power Company Ltd.
4.75%	07/13/21	100	104	(a)
Korea National Oil Corp.
2.88%	11/09/15	278	281	(a)
3.13%	04/03/17	396	395	(a)
Kraft Foods Inc.
4.13%	02/09/16	602	654	(f)
5.38%	02/10/20	245	283
Kreditanstalt fuer Wiederaufbau
3.50%	03/10/14	765	807	(f)
4.50%	07/16/18	238	275	(f)
Levi Strauss & Co.
7.63%	05/15/20	361	382	(f)
Linn Energy LLC

8.63%	04/15/20	295	318	(f)
Lloyds TSB Bank PLC
4.20%	03/28/17	476	480
Lockheed Martin Corp.
4.85%	09/15/41	263	268
Lorillard Tobacco Co.
3.50%	08/04/16	403	420	(f)
7.00%	08/04/41	157	169	(f)
Majapahit Holding BV
7.75%	10/17/16	100	116	(a)
Marathon Petroleum Corp.
6.50%	03/01/41	198	214
MDC-GMTN B.V.
5.50%	04/20/21	100	107	(a,f)
Midamerican Energy Holdings Co.
6.13%	04/01/36	330	392	(f)
Mitsui Sumitomo Insurance Company Ltd.
7.00%	03/15/72	197	199	(a,g)
Mizuho Corporate Bank Ltd.
2.55%	03/17/17	397	397	(a)
Morgan Stanley
4.75%	03/22/17	396	396
5.50%	07/28/21	302	295
5.75%	01/25/21	201	197
Mylan Inc.
7.88%	07/15/20	436	486	(a,f)
National Agricultural Cooperative Federation
4.25%	01/28/16	231	240	(a)
National JSC Naftogaz of Ukraine
9.50%	09/30/14	200	194
NET Servicos de Comunicacao S.A.
7.50%	01/27/20	100	117
New Visteon Corp.
6.75%	04/15/19	348	353
Newfield Exploration Co.
5.75%	01/30/22	358	375	(f)
Newmont Mining Corp.
3.50%	03/15/22	200	193
4.88%	03/15/42	200	186
News America Inc.
6.65%	11/15/37	206	240	(f)
NextEra Energy Capital Holdings Inc.
2.60%	09/01/15	801	821
Noble Energy Inc.
4.15%	12/15/21	663	678	(f)
Nordea Bank AB
3.13%	03/20/17	1,190	1,191	(a)
Occidental Petroleum Corp.
1.75%	02/15/17	404	408
3.13%	02/15/22	404	408
Oglethorpe Power Corp.
5.38%	11/01/40	200	225
ONEOK Partners LP
6.13%	02/01/41	428	477
Pacific Gas & Electric Co.
6.05%	03/01/34	571	694	(f)
Pacific Rubiales Energy Corp.
7.25%	12/12/21	130	142	(a)

PacifiCorp
6.00%	01/15/39	500	618	(f)
6.25%	10/15/37	14	18
PAETEC Holding Corp.
8.88%	06/30/17	594	644	(f)
Peabody Energy Corp.
6.00%	11/15/18	107	105	(a)
6.25%	11/15/21	213	209	(a)
Pernod-Ricard S.A.
4.45%	01/15/22	283	287	(a)
Petrobras International Finance Co.
2.88%	02/06/15	159	163
3.50%	02/06/17	596	611
3.88%	01/27/16	159	167
5.38%	01/27/21	238	256
Petroleos Mexicanos
6.00%	03/05/20	150	171
6.50%	06/02/41	71	80	(a)
Petroleum Company of Trinidad & Tobago Ltd.
6.00%	05/08/22	131	136
Petronas Capital Ltd.
7.88%	05/22/22	100	134	(a)
Philip Morris International Inc.
2.50%	05/16/16	403	421
Phillips 66
1.95%	03/05/15	278	280	(a)
2.95%	05/01/17	397	404	(a)
5.88%	05/01/42	199	204	(a)
Pioneer Natural Resources Co.
7.50%	01/15/20	656	802	(f)
Plains All American Pipeline LP
3.65%	06/01/22	99	97
3.95%	09/15/15	406	435
5.15%	06/01/42	199	194
Power Sector Assets & Liabilities Management Corp.
7.39%	12/02/24	100	126	(a,f)
Pride International Inc.
6.88%	08/15/20	586	715	(f)
Protective Life Corp.
8.45%	10/15/39	379	439	(f)
Prudential Financial Inc.
5.63%	05/12/41	198	206
5.80%	11/16/41	99	107
Qatari Diar Finance QSC (REIT)
5.00%	07/21/20	200	214	(a,f)
QVC Inc.
7.50%	10/01/19	316	347	(a)
Range Resources Corp.
5.75%	06/01/21	358	376
Raytheon Co.
1.40%	12/15/14	402	409
Republic Services Inc.
5.25%	11/15/21	324	369	(f)
5.70%	05/15/41	250	285
Reynolds Group Issuer Inc.
8.75%	10/15/16	436	461	(a)
Rio Tinto Finance USA PLC
3.50%	03/22/22	852	854

Roche Holdings Inc.
6.00%	03/01/19	405	494	(a)
RZD Capital Ltd.
5.74%	04/03/17	100	106
Schlumberger Investment S.A.
3.30%	09/14/21	202	205	(a)
Schlumberger Norge AS
1.95%	09/14/16	202	204	(a)
Sempra Energy
2.30%	04/01/17	793	803
Simon Property Group LP (REIT)
2.15%	09/15/17	595	586
Southern Copper Corp.
6.75%	04/16/40	120	130
Southwestern Energy Co.
4.10%	03/15/22	476	472	(a)
Swedbank Hypotek AB
2.38%	04/05/17	397	398	(a)
Texas Instruments Inc.
2.38%	05/16/16	605	632
Textron Inc.
6.20%	03/15/15	540	592
The AES Corp.
8.00%	10/15/17	401	452
The Coca-Cola Co.
3.30%	09/01/21	442	460
The Goldman Sachs Group Inc.
5.75%	01/24/22	398	409	(f)
6.15%	04/01/18	617	666	(f)
6.75%	10/01/37	201	196
The Potomac Edison Co.
5.35%	11/15/14	245	269	(f)
Time Warner Cable Inc.
4.00%	09/01/21	396	406
5.50%	09/01/41	606	635
6.75%	07/01/18	404	493
Time Warner Inc.
3.15%	07/15/15	864	915
5.88%	11/15/16	454	532
TNK-BP Finance S.A.
7.25%	02/02/20	5	6	(a)
Total Capital International S.A.
2.88%	02/17/22	198	190
Transnet SOC Ltd.
4.50%	02/10/16	200	207	(a,f)
Transocean Inc.
6.38%	12/15/21	125	141
Vail Resorts Inc.
6.50%	05/01/19	563	591
Verizon Communications Inc.
2.00%	11/01/16	400	406
Viacom Inc.
1.25%	02/27/15	278	278
2.50%	12/15/16	617	632
Volcan Cia Minera SAA
5.38%	02/02/22	106	110	(a)
Voto-Votorantim Ltd.
6.75%	04/05/21	100	112	(a,f)

Wachovia Bank N.A.
4.88%	02/01/15	554	597
Weatherford International Ltd.
4.50%	04/15/22	317	317
5.95%	04/15/42	297	295
Willis Group Holdings PLC
4.13%	03/15/16	400	407	(f)
Woodside Finance Ltd.
4.50%	11/10/14	699	742	(a,f)
XL Group PLC (Series E)
6.50%	12/31/49	302	254	(f,g)
XLIT Ltd.
5.75%	10/01/21	342	373
Xstrata Finance Canada Ltd.
5.80%	11/15/16	365	410	(a,f)
			107,738

Non-Agency Collateralized Mortgage Obligations—3.2%
Banc of America Merrill Lynch Commercial Mortgage Inc.
5.19%	09/10/47	580	648	(g)
5.72%	02/10/51	230	261	(f,g)
6.20%	02/10/51	180	210	(f,g)
Banc of America Mortgage Securities Inc.
5.59%	02/25/36	43	1	(g)
Bear Stearns Commercial Mortgage Securities
4.93%	02/13/42	760	826	(g)
5.40%	03/11/39	222	222	(f,g)
5.54%	04/12/38	370	395	(g)
5.72%	06/11/40	140	108	(g)
Citigroup Commercial Mortgage Trust
5.48%	10/15/49	200	169
Commercial Mortgage Pass Through Certificates
4.98%	05/10/43	220	241	(g)
Credit Suisse First Boston Mortgage Securities Corp.
5.32%	10/25/35	244	7	(g)
Credit Suisse Mortgage Capital Certificates
5.61%	02/25/36	105	2	(g)
DBUBS Mortgage Trust
5.56%	11/10/46	350	265	(a,g)
Extended Stay America Trust
5.50%	11/05/27	400	404	(a)
GS Mortgage Securities Corp. II
3.00%	08/10/44	410	425	(f)
Impac CMB Trust
4.03%	10/25/34	298	260	(c,f,g)
Interstar Millennium Trust
1.31%	03/14/36	23	21	(c,g)
JP Morgan Chase Commercial Mortgage Securities Corp.
5.04%	03/15/46	250	272	(g)
5.34%	08/12/37	1,170	1,288	(f,g)
5.44%	05/15/45 - 06/12/47	980	1,078
5.79%	02/12/51	390	446	(f,g)
LB-UBS Commercial Mortgage Trust
4.95%	09/15/30	310	341
5.16%	02/15/31	410	456
15.33%	12/15/39	3,406	56	(a,c,g)
MASTR Alternative Loans Trust
5.00%	08/25/18	133	13	(e,k)

Merrill Lynch Mortgage Trust
5.66%	05/12/39	375	261	(g)
Morgan Stanley Capital I
5.16%	10/12/52	450	498	(f,g)
5.62%	12/12/49	274	277
5.64%	06/11/42	360	314	(g)
5.73%	10/15/42	699	480	(g)
5.81%	08/12/41	160	183	(g)
6.28%	01/11/43	400	424	(g)
8.62%	01/15/21	286	280	(a,c,f,g)
Residential Funding Mortgage Securities I
5.75%**	01/25/36	54	—
Wachovia Bank Commercial Mortgage Trust
5.47%	01/15/45	360	381	(f,g)
Wells Fargo Mortgage Backed Securities Trust
5.50%	01/25/36 - 03/25/36	495	13
			11,526

Sovereign Bonds—1.7%
Government of Argentina
2.50%	12/31/38	52	19	(h)
8.28%	12/31/33	36	26
Government of Colombia
7.38%	03/18/19	100	128
Government of Dominican Republic
7.50%	05/06/21	200	206	(a)
Government of El Salvador
7.65%	06/15/35	160	163	(a)
Government of Ghana Republic
8.50%	10/04/17	300	344	(a)
Government of Grenada
4.50%	09/15/25	128	67	(a,h)
Government of Hungary
6.25%	01/29/20	140	128
7.63%	03/29/41	84	76	(f)
Government of Indonesia
4.88%	05/05/21	200	217	(a,f)
11.63%	03/04/19	53	79	(a,f)
Government of Lebanon
4.00%	12/31/17	25	24
5.15%	11/12/18	69	70
6.10%	10/04/22	69	71
Government of Lithuania
6.13%	03/09/21	150	161	(a)
6.75%	01/15/15	100	108	(a)
7.38%	02/11/20	200	234	(a,f)
Government of Mexico
4.75%	03/08/44	482	472
5.75%	10/12/49	72	74
6.05%	01/11/40	84	101	(f)
Government of Namibia
5.50%	11/03/21	200	209	(a,f)
Government of Panama
6.70%	01/26/36	155	204
Government of Peru
6.55%	03/14/37	225	287
7.35%	07/21/25	100	137
Government of Poland

5.00%	03/23/22	212	223
6.38%	07/15/19	37	43
Government of Romania
6.75%	02/07/22	146	153	(a)
Government of South Africa
6.25%	03/08/41	100	117
Government of Sri Lanka
7.40%	01/22/15	100	106	(a)
8.25%	10/24/12	100	102
Government of Turkey
5.13%	03/25/22	100	99
5.63%	03/30/21	140	146	(f)
6.00%	01/14/41	200	197	(f)
6.88%	03/17/36	71	79
Government of Uruguay
6.88%	09/28/25	66	85
Government of Venezuela
10.75%	09/19/13	80	83
Government of Vietnam
1.56%	03/12/16	25	22	(g)
Korea Expressway Corp.
4.50%	03/23/15	67	70	(a,f)
ProvInce of Manitoba Canada
4.90%	12/06/16	158	182	(f)
Russian Foreign Bond - Eurobond
3.25%	04/04/17	400	399	(a)
5.00%	04/29/20	200	213	(a,f)
5.63%	04/04/42	200	195	(a)
7.50%	03/31/30	60	71	(h)
			6,190

Municipal Bonds and Notes—0.7%
American Municipal Power Inc.
6.27%	02/15/50	275	303
Municipal Electric Authority of Georgia
6.64%	04/01/57	432	480	(f)
New Jersey State Turnpike Authority
7.10%	01/01/41	200	274	(f)
7.41%	01/01/40	560	792	(f)
New Jersey Transportation Trust Fund Authority
6.88%	12/15/39	165	185
South Carolina State Public Service Authority
6.45%	01/01/50	200	269
State of California
5.70%	11/01/21	280	316	(f)
			2,619

FNMA—0.0%*
Lehman TBA
5.50%**	TBA	239	—	(b,j,l)

Total Bonds and Notes
(Cost $325,884)			330,920

Preferred Stock—0.2%	Number of Shares	Fair Value
XLIT Ltd. 3.59%	914	653
(Cost $826)

Other Investments—0.2%
GEI Investment Fund
(Cost $802)		826	(i)

Total Investments in Securities
(Cost $327,512)		332,399

Short-Term Investments—21.0%
GE Institutional Money Market Fund—Investment Class 0.04%
(Cost $76,381)		76,381	(c,i)

Total Investments
(Cost $403,893)		408,780
Liabilities in Excess of Other Assets, net—(12.2)%		(44,439)

NET ASSETS—100.0%		$364,341

Other Information

The Fund had the following long futures contracts open at March 31, 2012 (unaudited):
Description	Expiration Date	Number of Contracts	Current Notional Value	Unrealized (Depreciation)
5 Yr. U.S. Treasury Notes Futures	June 2012	548	$67,151	$(314)

The Fund had the following short futures contracts open at March 31, 2012 (unaudited):
Description	Expiration Date	Number of Contracts	Current Notional Value	Unrealized Appreciation
Ultra Long-Term U.S. Treasury Bond Futures	June 2012	95	$(14,342)	$711
2 Yr. U.S. Treasury Notes Futures	June 2012	26	(5,724)	5
10 Yr. U.S. Treasury Notes Futures	June 2012	366	(47,391)	723
30 Yr. U.S. Treasury Bonds Futures	June 2012	17	(2,342)	55

				$1,494

				$1,180

Notes to Schedules of Investments (dollars in thousands)—March 31, 2012 (unaudited)

The views expressed in this document reflect our judgment as of the publication date and are subject to change at any time without notice. The securities information regarding holdings, allocations and other characteristics are presented to illustrate examples of securities that the Fund has bought and the diversity of areas in which the Fund may invest as of a particular date. It may not be representative of the Fund’s current or future investments and should not be construed as a recommendation to purchase or sell a particular security. See the Fund’s summary prospectus and statutory prospectus for complete descriptions of investment objectives, policies, risks and permissible investments.

(a)	Pursuant to Rule 144A of the Securities Act of 1933, these securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2012, these securities amounted to $27,566 or 7.57% of the net assets of the Elfun Income Fund. These securities have been determined to be liquid using procedures established by the Fund’s Board of Trustees.

(b)	Settlement is on a delayed delivery or when-issued basis with final maturity to be announced (TBA) in the future.

(c)	Coupon amount represents effective yield.

(d)	Principal only security. These securities represent the right to receive the monthly principal payments on an underlying pool of mortgages. No payments of interest on the pool are passed through to the “principal only” holder.

(e)	Interest only security. These securities represent the right to receive the monthly interest payments on an underlying pool of mortgages. Payments of principal on the pool reduce the value of the “interest only” holding.

(f)	At March 31, 2012, all or a portion of this security is reserved and/or pledged to cover collateral requirements for futures, forward foreign currency contracts and/or TBA’s.

(g)	Variable or floating rate security. The stated rate represents the rate at March 31, 2012.

(h)	Step coupon bond. Security becomes interest bearing at a future date.

(i)	GE Asset Management, the investment adviser of the Fund, also serves as investment adviser of the GEI Investment Fund and the GE Institutional Money Market Fund. The GEI Investment Fund has been determined to be illiquid using procedures established by the Board of Trustees.

(j)	Securities in default.

(k)	Coupon amount represents the coupon of the underlying mortgage securities on which monthly interest payments are based.

(l)	Security is fair valued by the Valuation Committee, in accordance with the procedures approved by the Board of Trustees.

†	Percentages are based on net assets as of March 31, 2012.
*	Less than 0.05%
**	Amount is less than $500.

Abbreviations:

REIT	Real Estate Investment Trust

REMIC	Real Estate Mortgage Investment Conduit

STRIPS	Separate Trading of Registered Interest and Principal of Security

TBA	To be announced

Securities Valuation

The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis. GAAP establishes a framework for measuring fair value and providing related disclosures. Broadly, the framework requires fair value to be determined based on the exchange price that would be received for an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants at the measurement date. In the absence of active markets for the identical assets or liabilities, such measurements involve developing assumptions based on market observable data and, in the absence of such data, internal information that is consistent with what market participants would use in a hypothetical transaction that occurs at the measurement date. It also establishes a three-level valuation hierarchy based upon observable and non-observable inputs.

Observable inputs reflect market data obtained from independent sources, while unobservable inputs reflect our market assumptions. Preference is given to observable inputs. These two types of inputs create the following fair value hierarchy:

Level 1—Quoted prices for identical investments in active markets.

Level 2—Quoted prices for similar investments in active markets; quoted prices for identical or similar investments in markets that are not active; and model-derived valuations whose inputs are observable or whose significant value drivers are observable.

Level 3—Significant inputs to the valuation model are unobservable.

Policies and procedures are maintained to value investments using the best and most relevant data available. In addition, pricing vendors are utilized to assist in valuing investments. GEAM performs periodic reviews of the methodologies used by independent pricing services including price validation of individual securities.

Fair Value Measurement

The following section describes the valuation methodologies the Fund uses to measure different financial investments at fair value.

Debt securities (other than short-term securities described below) generally are valued at an evaluated bid price as reported by independent pricing services. The pricing services use various pricing models for each asset class. The inputs and assumptions to the model of the pricing services are derived from market observable sources, which may include: benchmark yields, reported trades, broker/dealer quotes, issuer spreads, benchmark securities, bids, offers, and other market related data. Since many fixed income securities do not trade on a daily basis, the methodology of the pricing service may also use other available information such as benchmark curves, benchmarking of similar securities, sector groupings and matrix pricing, as applicable. Thus, certain securities may not be priced using market quotations, but rather determined from market observable information. These investments are included in Level 2 and are primarily comprised of corporate fixed income, government, mortgage and asset-backed securities. In the absence of a reliable bid price from such a pricing service, debt securities may be valued based on broker or dealer supplied valuations or quotations. In these infrequent circumstances, pricing services may provide the Fund with valuations that are based on significant unobservable inputs, and in those circumstances the investment securities are classified as Level 3.

The Fund may use non-binding broker or dealer quotes for valuation when there is limited or no relevant market activity for a specific investment or for other investments that share similar characteristics and a price is not provided by a pricing service or is deemed not to be reliable. The Fund has not adjusted the prices obtained. Investment securities priced using non-binding broker or dealer quotes are included in Level 3.

Short-term securities of sufficient credit quality with remaining maturities of sixty days or less at the time of purchase are typically valued on the basis of amortized cost which approximates fair value and these are included in Level 2. If it is determined that amortized cost does not approximate fair value, securities may be valued based on dealer supplied valuations or quotations. In these infrequent circumstances, pricing services may provide the Fund with valuations that are based on significant unobservable inputs, and in those circumstances the investment securities are classified in Level 3.

The Fund uses the net asset value per unit for collective funds (i.e., GEI Investment Fund). The Fund classifies the investment security in Level 2.

If prices are not readily available for a portfolio security, or if it is believed that a price for a portfolio security does not represent its fair value, the security may be valued using procedures approved by the Fund’s Board of Trustees that are designed to establish its “fair” value. These securities are typically classified in Level 3. Those procedures require that the fair value of a security be established by a valuation committee of GEAM. The valuation committee follows different protocols for different types of investments and circumstances. The fair value procedures may be used to value any investment of any Fund in the appropriate circumstances.

Fair value determinations generally are used for securities whose value is affected by a significant event that will materially affect the value of a security and which occurs subsequent to the time of the close of the principal market on which such security trades but prior to the calculation of the Fund’s NAV.

The value established for such a portfolio security valued other than by use of a market quotation (as described above) may be different than what would be produced through the use of market quotations or another methodology. Portfolio securities that are valued using techniques other than market quotations, including “fair valued” securities, may be subject to greater fluctuation in their value from one day to the next than would be the case if market quotations were used. In addition, there is no assurance that a Fund could sell a portfolio security for the value established for it at any time and it is possible that a Fund would incur a loss because a portfolio security is sold at a discount to its established value.

Other financial investments are derivative instruments that are not reflected in total investments, such as futures, forwards, swaps, and written options contracts, which are valued based on fair value as discussed above.

The Fund uses closing prices for derivatives included in Level 1, which are traded either on exchanges or liquid over-the counter markets. Derivative assets and liabilities included in Level 2 primarily represent interest rate swaps, cross-currency swaps and foreign currency and commodity forward and option contracts. Derivative assets and liabilities included in Level 3 primarily represent interest rate products that contain embedded optionality or prepayment features.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following tables present the Funds’ investments measured at fair value on a recurring basis at March 31, 2012:

(Dollars in Thousands)

Fund	Investments	Level 1	Level 2	Level 3	Total
Elfun Income Fund	Investments in Securities †
	U.S. Treasuries	$—	$86,905	$—	$86,905
	Agency Mortgage Backed	—	110,820	—	110,820
	Agency CMOs	—	2,824		2,824
	Asset Backed	—	2,298	—	2,298
	Corporate Notes	—	107,738	—	107,738
	Non-Agency CMOs	—	11,526	—	11,526
	Sovereign Bonds	—	6,190	—	6,190
	Municipal Notes and Bonds	—	2,619	—	2,619
	Preferred Stock	—	653	—	653
	Other Investments		826	—	826
	Short-Term Investments	76,381	—	—	76,381

	Total Investments in Securities	$76,381	$332,399	$—	$408,780

	Other Financial Instruments*
	Futures Contracts—Unrealized Appreciation	$1,494	$—	$—	$1,494
	Futures Contracts—Unrealized Depreciation	(314)	—	—	(314)

	Total Other Financial Instruments	$1,180	$—	$—	$1,180

†	See Schedule of Investments for Industry Classification
*	Other financial instruments include derivative instruments such as futures contracts. Amounts shown represent unrealized appreciation (depreciation), at period end.

There were no transfers between fair value levels.

INCOME TAXES

At March 31, 2012, information on the tax components of capital is as follows (Dollars in Thousands):

Fund	Cost of investment for Tax purposes	Gross Tax appreciation	Gross Tax depreciation	Net Tax appreciation / (depreciation)
Elfun Income Fund	$405,464	$8,613	$(5,297)	$3,316

ITEM 2.	CONTROLS AND PROCEDURES.

(a) The officers providing the certifications in this report in accordance with Rule 30a-3 under the Investment Company Act of 1940 have concluded, based on their evaluation of the registrant’s disclosure controls and procedures (as such term is defined in such rule), that such controls and procedures are adequate and reasonably designed to achieve the purpose described in paragraph (c) of such rule.

(b) There were no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their last evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 3.	EXHIBITS.

Separate certifications by the registrant’s principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached: EX-99 CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Elfun Income Fund

By:	/S/ DMITRI L. STOCKTON
Dmitri L. Stockton
Trustee, President and Chief Executive Officer
GE Asset Management Incorporated

Date: May 24, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/S/ DMITRI L. STOCKTON
Dmitri L. Stockton
Trustee, President and Chief Executive Officer
GE Asset Management Incorporated

Date: May 24, 2012

By:	/S/ ARTHUR A. JENSEN
Arthur A. Jensen
Treasurer, Elfun Funds

Date: May 24, 2012